Loss Per Common Share (Tables)	6 Months Ended
Jun. 30, 2017
LOSS PER COMMON SHARE [Abstract]
(Loss)/Earnings per share, basic and diluted

	Three Month	Three Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(37,258)	$(26,416)	$(85,977)	$(33,881)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(2,660)	(3,971)	(5,304)	(7,941)
Plus:
Tender Offer - Redemption of preferred stock Series G and Series H including $270 of undeclared preferred dividend cancelled	504	—	504	—
Loss available to Navios Holdings common stockholders, basic and diluted	$(39,414)	$(30,387)	$(90,777)	$(41,822)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders — weighted average shares	116,051,809	106,009,049	115,612,780	106,022,826
Basic and diluted net losses per share attributable to Navios Holdings common stockholders	$(0.34)	$(0.29)	$(0.79)	$(0.39)